Long-term Notes Payable (including current portion) and Line of Credit - Schedule of Remaining Principal Payment on Growth Capital Term Loan (Detail) - Capital Growth Term Loans - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Line Of Credit Facility [Line Items]
2016		$ 291,697
2016 (remaining three months)	$ 74,747
2017	55,220	55,198
Long-term debt	$ 129,967	$ 346,895